Note 7 - Investment in Mile High Brands: Schedule of Investment Income (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cost of goods sold			$ 2,854	$ 24,260	$ 3,218	$ 47,823	$ 12,006
Gross Margin		$ 22,489	15,637	34,391	25,030	71,502	(5,468)
Operating Expenses:
General and administrative		90,646	56,900	130,021	104,191	231,033	303,670
Total Operating Expenses		357,564	186,509	962,616	438,025	1,834,273	1,720,869
Loss from Operations		(335,075)	(170,872)	(928,225)	(412,995)	(1,762,771)	(1,726,337)
Other Expense:
Interest expense		(8,630)	(451)	(16,455)	(678)	(6,344)
Total other expense		(810,218)	(451)	(921,315)	(678)	(2,095,085)
Net loss		$ (1,145,293)	$ (171,323)	(1,849,540)	$ (413,673)	$ (3,857,856)	$ (1,726,337)
Mile High Brands
Revenues				31,075
Cost of goods sold				21,900
Gross Margin				9,175
Operating Expenses:
General and administrative				6,844
Total Operating Expenses				6,844
Loss from Operations				2,331
Other Expense:
Interest expense				(1,275)
Total other expense				(1,275)
Net loss				1,056
Net income attributed to CannaSys, Inc				$ 518
MHB
Revenues	$ 7,713
Cost of goods sold	60
Gross Margin	7,653
Operating Expenses:
General and administrative	14,985
Total Operating Expenses	14,985
Loss from Operations	(7,332)
Other Expense:
Interest expense	(851)
Total other expense	(851)
Net loss	(8,183)
Net income attributed to CannaSys, Inc	$ (4,010)